Note 3 - Earnings Per Share - Weighted Average Shares Used in Basic and Dilutive Earnings Per Share Computations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Net Income	$ 2,020,000	$ 7,863,000
Weighted average shares outstanding – basic (in shares)	2,254,444	2,042,740
Effect of dilutive common stock equivalents (in shares)	20,590	110,149
Adjusted weighted average shares outstanding – diluted (in shares)	2,275,034	2,152,889
Basic earnings per share (in dollars per share)	$ 0.9	$ 3.85
Diluted earnings per share (in dollars per share)	$ 0.89	$ 3.65